Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Entity Registrant Name	Danaos Corp
Entity Central Index Key	0001369241
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2